Schedule of Investments (unaudited)
December 31, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 35.8%
U.S. Government Agencies — 0.7%
Export-Import Bank of the United States, Secured Notes	2.628%	11/12/26	$565,945	$551,664
United States International Development Finance Corp., Senior Notes	4.010%	5/15/30	1,010,000	986,893
Total U.S. Government Agencies				1,538,557
U.S. Government Obligations — 35.1%
U.S. Treasury Notes	2.750%	5/15/25	9,500,000	9,448,617
U.S. Treasury Notes	4.750%	7/31/25	12,000,000	12,033,723
U.S. Treasury Notes	3.125%	8/15/25	18,700,000	18,571,386
U.S. Treasury Notes	4.500%	11/15/25	14,000,000	14,027,188
U.S. Treasury Notes	4.875%	4/30/26	10,700,000	10,784,775
U.S. Treasury Notes	4.125%	6/15/26	9,300,000	9,285,475
U.S. Treasury Notes	4.250%	11/30/26	5,000,000	4,999,396
Total U.S. Government Obligations				79,150,560

Total U.S. Government & Agency Obligations (Cost — $80,638,945)				80,689,117
Collateralized Mortgage Obligations(a) — 29.0%
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K053 A2	2.995%	12/25/25	1,500,000	1,479,879
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF30 A (30 Day Average SOFR + 0.484%)	5.150%	3/25/27	16,114	16,104 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF40 A (30 Day Average SOFR + 0.454%)	5.120%	11/25/27	125,638	125,415 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF43 A (30 Day Average SOFR + 0.354%)	5.020%	1/25/28	384,930	382,575 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF44 A (30 Day Average SOFR + 0.304%)	4.970%	2/25/25	80,592	80,564 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF45 A (30 Day Average SOFR + 0.324%)	4.990%	3/25/25	219,571	219,504 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF48 A (30 Day Average SOFR + 0.404%)	5.070%	6/25/28	273,551	272,270 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF56 A (30 Day Average SOFR + 0.674%)	5.340%	11/25/28	491,323	492,392 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF57 A (30 Day Average SOFR + 0.654%)	5.320%	12/25/28	941,336	944,585 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF58 A (30 Day Average SOFR + 0.614%)	5.280%	1/25/26	453,731	453,780 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF59 A (30 Day Average SOFR + 0.654%)	5.320%	2/25/29	501,771	502,535 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF60 A (30 Day Average SOFR + 0.604%)	5.270%	2/25/26	879,808	880,687 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF61 A (30 Day Average SOFR + 0.644%)	5.310%	3/25/29	1,457,891	1,464,392 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF62 A (30 Day Average SOFR + 0.594%)	5.260%	4/25/26	701,555	702,059 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF63 A (30 Day Average SOFR + 0.554%)	5.220%	5/25/29	1,029,377	1,030,075 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF64 A (30 Day Average SOFR + 0.554%)	5.220%	6/25/26	496,448	496,321 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF65 A (30 Day Average SOFR + 0.634%)	5.300%	7/25/29	$606,422	$607,408 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF67 A (30 Day Average SOFR + 0.634%)	5.300%	8/25/29	947,894	950,577 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF68 A (30 Day Average SOFR + 0.604%)	5.270%	7/25/26	877,552	878,337 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF70 A (30 Day Average SOFR + 0.634%)	5.300%	9/25/29	387,212	387,599 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF72 A (30 Day Average SOFR + 0.614%)	5.280%	10/25/26	276,466	276,351 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF75 AL (30 Day Average SOFR + 0.624%)	5.290%	12/25/29	1,328,890	1,326,719 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF77 AL (30 Day Average SOFR + 0.814%)	5.480%	2/25/27	590,765	592,583 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF78 AL (30 Day Average SOFR + 0.914%)	5.580%	3/25/30	1,078,637	1,086,450 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF79 AL (30 Day Average SOFR + 0.584%)	5.250%	5/25/30	1,046,514	1,048,172 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF80 AL (30 Day Average SOFR + 0.554%)	5.220%	6/25/30	1,188,381	1,188,947 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF81 AL (30 Day Average SOFR + 0.474%)	5.140%	6/25/27	248,984	248,870 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF82 AL (30 Day Average SOFR + 0.484%)	5.150%	6/25/30	817,481	818,212 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF83 AL (30 Day Average SOFR + 0.474%)	5.140%	6/25/30	464,604	465,025 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF84 AL (30 Day Average SOFR + 0.414%)	5.080%	7/25/30	1,172,591	1,170,012 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF85 AL (30 Day Average SOFR + 0.414%)	5.080%	8/25/30	257,008	256,511 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF86 AL (30 Day Average SOFR + 0.404%)	5.070%	8/25/27	632,385	631,635 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF87 AL (30 Day Average SOFR + 0.464%)	5.130%	8/25/30	948,224	947,258 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF88 AL (30 Day Average SOFR + 0.444%)	5.110%	9/25/30	693,664	692,266 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF89 AL (30 Day Average SOFR + 0.434%)	5.100%	9/25/30	1,234,078	1,230,398 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF94 AL (30 Day Average SOFR + 0.414%)	5.080%	11/25/30	506,488	504,172 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF96 AL (30 Day Average SOFR + 0.374%)	5.040%	12/25/30	1,037,731	1,032,380 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF98 AL (30 Day Average SOFR + 0.284%)	4.950%	12/25/30	610,314	609,660 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF99 AS (30 Day Average SOFR + 0.200%)	4.866%	12/25/30	988,662	976,708 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF129 AS (30 Day Average SOFR + 0.250%)	4.916%	1/25/29	700,959	695,792 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF130 AS (30 Day Average SOFR + 0.290%)	4.956%	1/25/29	$2,369,768	$2,355,447 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF132 AS (30 Day Average SOFR + 0.390%)	5.056%	2/25/32	1,302,811	1,297,787 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF135 AS (30 Day Average SOFR + 0.370%)	5.036%	5/25/29	2,584,191	2,575,868 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF137 AS (30 Day Average SOFR + 0.450%)	5.116%	4/25/32	1,910,337	1,907,400 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF138 AS (30 Day Average SOFR + 0.480%)	5.146%	6/25/32	2,500,972	2,503,222 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF139 AS (30 Day Average SOFR + 0.540%)	5.206%	6/25/32	2,394,885	2,398,658 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF160 AS (30 Day Average SOFR + 0.700%)	5.366%	10/25/30	1,285,621	1,292,214 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF163 AS (30 Day Average SOFR + 0.580%)	5.246%	4/25/34	1,044,068	1,045,817 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-F112 AS (30 Day Average SOFR + 0.230%)	4.896%	4/25/31	597,154	592,196 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3736 FN (30 Day Average SOFR + 0.564%)	5.162%	10/15/40	957,408	944,602 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4952 PD, PAC	2.000%	2/25/50	803,760	655,154
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5009 BH	0.750%	5/25/44	1,435,670	1,111,015
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 413 F23 (30 Day Average SOFR + 1.050%)	5.619%	5/25/54	982,155	981,865 (b)
Federal National Mortgage Association (FNMA) ACES, 2020-M42 A1	0.785%	7/25/30	2,016,100	1,897,790
Federal National Mortgage Association (FNMA) REMIC, 2011-96 FA (30 Day Average SOFR + 0.564%)	5.133%	10/25/41	1,153,304	1,144,625 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-3 BQ, PAC	1.750%	1/25/43	859,894	731,517
Federal National Mortgage Association (FNMA) REMIC, 2016-62 FH (30 Day Average SOFR + 0.514%)	5.083%	9/25/46	652,241	644,387 (b)
Federal National Mortgage Association (FNMA) REMIC, 2016-75 FC (30 Day Average SOFR + 0.514%)	5.083%	10/25/46	568,302	561,641 (b)
Federal National Mortgage Association (FNMA) REMIC, 2017-20 JA, PAC	3.000%	10/25/45	746,744	720,457
Federal National Mortgage Association (FNMA) REMIC, 2018-70 HF (30 Day Average SOFR + 0.464%)	5.033%	10/25/58	1,156,865	1,129,497 (b)
Federal National Mortgage Association (FNMA) REMIC, 2019-38 CF (30 Day Average SOFR + 0.564%)	5.133%	7/25/49	1,429,052	1,401,780 (b)
Federal National Mortgage Association (FNMA) REMIC, 2019-47 FB (30 Day Average SOFR + 0.514%)	5.083%	5/25/40	341,771	336,895 (b)
Federal National Mortgage Association (FNMA) REMIC, 2024-8 FA (30 Day Average SOFR + 1.050%)	5.619%	3/25/54	738,164	740,728 (b)
Federal National Mortgage Association (FNMA) REMIC, 2024-103 FB (30 Day Average SOFR + 0.950%)	5.301%	1/25/55	1,500,000	1,491,637 (b)
Federal National Mortgage Association (FNMA) REMIC, 2024-105 FC (30 Day Average SOFR + 1.000%)	5.597%	1/25/55	1,500,000	1,499,801 (b)
FREMF Mortgage Trust, KF164 AS (30 Day Average SOFR + 0.570%)	5.236%	10/25/34	2,000,000	2,000,905 (b)
Government National Mortgage Association (GNMA), 2007-20 FM (1 mo. Term SOFR + 0.414%)	4.785%	4/20/37	1,066,802	1,065,653 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Government National Mortgage Association (GNMA), 2010-12 FD (1 mo. Term SOFR + 0.714%)	5.112%	1/16/40	$838,946	$836,436 (b)
Government National Mortgage Association (GNMA), 2011-80 FC (1 mo. Term SOFR + 0.444%)	4.815%	6/20/41	1,462,775	1,441,998 (b)

Total Collateralized Mortgage Obligations (Cost — $66,634,509)				65,472,171
Mortgage-Backed Securities — 28.6%
FHLMC — 6.8%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/26	39,909	39,498
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	3/1/49	703,875	653,340
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/54	2,586,423	2,553,821
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/54- 1/1/55	7,534,531	7,572,365
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.347%)	5.782%	3/1/35	59,539	61,029 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.475%)	7.112%	8/1/34	57,906	59,429 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.520%)	5.978%	4/1/36	32,888	33,750 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.552%)	7.063%	2/1/36	16,774	16,901 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.622%)	7.410%	9/1/36	478	487 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.625%)	6.369%	12/1/36	19,854	20,518 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.643%)	6.287%	6/1/37	29,353	29,979 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.647%)	6.120%	1/1/37	5,222	5,394 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.653%)	7.082%	1/1/36	4,824	4,980 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.660%)	6.106%	1/1/38	14,737	14,944 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.671%)	6.693%	12/1/35	57,630	58,228 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.733%)	7.606%	10/1/36	4,803	4,883 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.740%)	6.236%	1/1/37	1,523	1,547 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.746%)	7.389%	1/1/42	42,766	44,251 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.750%)	6.777%	4/1/34	2,458	2,470 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.750%)	6.471%	3/1/35	49,237	49,787 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.761%)	7.379%	5/1/35	1,385	1,397 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.768%)	6.649%	9/1/37	266,706	276,809 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.774%)	6.837%	5/1/42	$256,545	$266,031 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.783%)	7.034%	5/1/35	92,079	95,655 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.797%)	6.487%	3/1/35	18,140	18,781 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.819%)	7.152%	7/1/43	644,916	667,708 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.830%)	7.462%	9/1/36	2,801	2,848 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.833%)	7.114%	9/1/35	41,065	41,677 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.836%)	6.745%	11/1/42	203,969	211,140 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.849%)	7.498%	9/1/36	22,352	23,058 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.860%)	7.285%	1/1/36	9,053	9,192 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.861%)	7.606%	8/1/36	1,057	1,080 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.863%)	7.112%	7/1/35	2,471	2,517 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.871%)	6.950%	1/1/36	3,298	3,352 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.878%)	7.290%	3/1/36	125,048	129,859 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.882%)	7.214%	4/1/37	20,269	20,486 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.958%)	7.176%	9/1/36	8,699	8,811 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.980%)	7.487%	6/1/37	539	545 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 2.030%)	6.432%	3/1/36	1,710	1,747 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.695%)	5.968%	7/1/29	10,815	10,776 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.975%)	7.087%	7/1/33	15,936	16,381 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.975%)	7.100%	8/1/33	5,100	5,176 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.219%)	7.093%	10/1/33	45,077	46,716 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	7.142%	10/1/33	6,882	7,087 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	6.758%	11/1/33	57,670	59,602 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	7.182%	1/1/35	3,552	3,674 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.233%)	6.856%	7/1/37	$17,346	$17,853 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.238%)	6.785%	1/1/38	278,478	287,978 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.245%)	7.151%	10/1/35	39,547	41,171 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.245%)	6.488%	1/1/36	5,249	5,443 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.248%)	6.666%	6/1/37	47,284	48,613 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	7.316%	9/1/33	1,599	1,649 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.542%	11/1/33	7,020	7,208 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.787%	11/1/33	8,849	9,103 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	7.375%	7/1/34	67,801	70,407 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.375%	11/1/34	12,859	13,268 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.437%	11/1/34	15,968	16,521 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.481%	2/1/35	12,887	13,338 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	7.370%	7/1/36	14,074	14,655 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.450%	10/1/38	26,281	26,779 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.251%)	6.482%	2/1/36	16,411	17,014 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.251%)	6.712%	11/1/36	6,124	6,324 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.252%)	7.127%	7/1/35	135,278	140,209 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.267%)	6.997%	6/1/34	12,036	12,361 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.268%)	7.053%	9/1/36	612,033	634,915 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.312%)	6.894%	5/1/36	526,140	547,088 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.343%)	7.129%	3/1/35	4,876	5,068 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.357%)	7.154%	1/1/28	175	175 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.368%)	6.871%	9/1/29	27,809	27,954 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.369%)	7.084%	1/1/37	9,978	10,268 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.409%)	6.909%	11/1/33	$21,783	$22,416 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.500%)	7.227%	12/1/35	94,373	98,241 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.798%)	7.325%	1/1/29	601	603 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.837%)	7.171%	10/1/29	1,724	1,739 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.333%)	7.349%	9/1/30	143	143 (b)
Total FHLMC				15,258,210
FNMA — 13.3%
Federal National Mortgage Association (FNMA)	3.500%	9/1/25- 5/1/31	222,988	220,943
Federal National Mortgage Association (FNMA)	5.500%	3/1/53- 11/1/54	7,985,174	7,885,518
Federal National Mortgage Association (FNMA)	6.000%	7/1/53- 9/1/53	10,414,891	10,475,225
Federal National Mortgage Association (FNMA)	5.000%	12/1/54	4,985,501	4,814,621
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.332%)	7.019%	10/1/34	12,660	12,744 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.345%)	7.195%	6/1/35	28,403	28,667 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.357%)	5.827%	2/1/35	22,184	22,320 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.365%)	6.999%	10/1/35	2,771	2,814 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.431%)	6.334%	12/1/33	712	718 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.445%)	5.949%	1/1/35	26,373	26,472 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.446%)	7.039%	2/1/36	12,842	13,231 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.515%)	7.356%	7/1/35	3,803	3,927 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.540%)	5.915%	1/1/35	12,261	12,651 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.562%)	6.562%	3/1/34	42,751	43,602 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.565%)	6.190%	4/1/33	4,331	4,369 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.566%)	5.942%	1/1/35	6,818	6,996 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.595%)	5.970%	1/1/33	9,636	9,709 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.606%)	6.711%	7/1/36	23,030	23,267 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.609%)	6.822%	1/1/38	33,289	34,296 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.617%)	5.959%	12/1/34	$3,005	$3,092 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.620%)	5.952%	2/1/35	5,801	6,000 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.621%)	7.216%	11/1/35	76,763	79,204 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.625%)	6.222%	3/1/35	681	684 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.631%)	6.013%	1/1/35	4,301	4,340 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.638%)	6.938%	11/1/36	12,369	12,751 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.643%)	6.018%	12/1/32	906	917 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.644%)	6.761%	4/1/40	124,336	126,163 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.650%)	6.656%	11/1/34	3,265	3,345 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.653%)	6.576%	5/1/35	12,699	13,154 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.654%)	6.097%	12/1/34	6,661	6,737 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.656%)	6.928%	3/1/42	132,377	136,032 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.663%)	6.554%	9/1/37	70,976	73,069 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.665%)	7.170%	7/1/35	21,843	22,230 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.672%)	7.127%	8/1/38	134,522	138,263 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.676%)	6.229%	1/1/35	23,212	23,754 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.690%)	6.040%	12/1/39	12,364	12,801 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.696%)	6.910%	12/1/34	55,024	55,681 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.696%)	6.326%	3/1/35	1,956	1,980 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.698%)	7.280%	11/1/36	51,621	52,523 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.703%)	6.703%	7/1/35	3,608	3,663 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.718%)	7.066%	9/1/37	226,299	233,728 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.722%)	6.112%	1/1/37	17,732	18,037 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.726%)	6.816%	7/1/42	755,121	781,867 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.729%)	7.086%	5/1/38	$504,700	$524,834 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.730%)	7.654%	6/1/35	5,121	5,217 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.737%)	7.250%	8/1/37	32,502	33,139 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.743%)	7.110%	10/1/34	2,220	2,227 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.743%)	7.393%	6/1/36	10,324	10,580 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.750%)	6.750%	10/1/33	15,682	15,843 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.750%)	6.219%	3/1/35	10,102	10,244 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.750%)	7.173%	9/1/35	44,398	45,274 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.765%)	7.140%	5/1/35	37,229	38,127 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.770%)	6.873%	8/1/44	890,849	921,454 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.781%)	6.543%	3/1/36	7,520	7,641 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.796%)	7.140%	9/1/42	398,290	412,365 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.810%)	7.351%	10/1/40	197,484	204,660 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.811%)	6.530%	1/1/41	98,983	102,648 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.820%)	6.195%	12/1/35	13,205	13,646 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.834%)	7.591%	9/1/40	30,673	31,815 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.838%)	6.411%	5/1/35	36,600	37,751 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.844%)	7.594%	9/1/37	254	260 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.860%)	7.424%	5/1/37	68,905	70,435 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.871%)	7.812%	8/1/36	33,128	33,601 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.934%)	7.115%	8/1/37	18,376	19,019 (b)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 2.377%)	7.223%	3/1/36	8,943	9,361 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 1.906%)	6.970%	8/1/29	73	74 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 1.999%)	6.124%	12/1/34	3,012	3,084 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.002%)	7.002%	9/1/34	$3,504	$3,574 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.046%)	6.171%	12/1/33	38,452	39,170 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.071%)	6.621%	2/1/37	12,739	12,805 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.075%)	6.541%	3/1/33	17,157	17,380 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.089%)	6.816%	4/1/40	18,411	18,908 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.135%)	7.159%	5/1/36	14,391	14,790 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.155%)	6.280%	1/1/33	6,596	6,762 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.162%)	7.272%	9/1/35	36,997	38,135 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.162%)	6.711%	12/1/37	12,974	13,477 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.173%)	6.450%	9/1/39	179	180 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.175%)	6.659%	6/1/32	33	33 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.182%)	7.307%	8/1/32	3,151	3,222 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.184%)	6.734%	9/1/33	1,322	1,332 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.185%)	6.981%	5/1/36	7,976	8,198 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.191%)	7.033%	10/1/34	32,346	33,327 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.193%)	6.417%	2/1/35	13,167	13,560 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.194%)	6.837%	9/1/39	23,000	23,789 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.205%)	6.788%	12/1/40	24,191	24,967 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.210%)	6.335%	12/1/34	26,847	27,835 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.215%)	7.299%	8/1/28	3	3 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.219%)	6.994%	12/1/40	343,046	355,584 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.222%)	6.771%	5/1/33	4,833	4,903 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.223%)	7.223%	6/1/35	12,086	12,475 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.223%)	6.729%	7/1/38	78,837	80,905 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.230%)	7.355%	7/1/35	$14,193	$14,530 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.238%)	7.086%	12/1/40	106,246	110,333 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.243%)	7.256%	3/1/38	2,306	2,360 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.250%)	7.181%	8/1/39	1,669	1,706 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.261%)	7.259%	4/1/34	21,077	21,656 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.273%)	7.398%	11/1/34	7,341	7,559 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.281%)	7.242%	10/1/33	938	976 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.285%)	6.996%	8/1/36	48,624	50,522 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.290%)	7.290%	5/1/33	16,727	17,364 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.296%)	6.944%	9/1/35	37,930	38,979 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.303%)	7.330%	10/1/34	7,072	7,272 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.305%)	7.125%	7/1/33	50	51 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.344%)	7.100%	1/1/32	1,306	1,320 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.485%)	7.259%	7/1/28	176	177 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.486%)	6.685%	5/1/35	7,367	7,597 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.515%)	7.371%	1/1/28	161	160 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 3.204%)	8.184%	12/1/30	102	104 (b)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.400%)	6.328%	6/1/40- 11/1/40	20,931	21,118 (b)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.665%)	6.640%	11/1/35	13,766	14,010 (b)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.668%)	6.601%	11/1/35	8,739	8,918 (b)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.829%)	6.754%	11/1/35	8,957	9,174 (b)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.856%)	6.771%	11/1/35	6,310	6,464 (b)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.860%)	6.798%	11/1/35	70,078	71,341 (b)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.894%)	6.808%	11/1/35	14,022	14,351 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.906%)	6.899%	11/1/35	$12,440	$12,734 (b)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.920%)	6.848%	10/1/35	52,123	53,362 (b)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.939%)	6.847%	11/1/35	16,149	16,507 (b)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.948%)	6.864%	11/1/35	24,359	24,946 (b)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.004%)	6.964%	11/1/35	67,506	69,478 (b)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.065%)	6.977%	10/1/35	128,008	131,398 (b)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.215%)	7.139%	10/1/36	21,485	22,205 (b)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.232%)	7.148%	9/1/36	14,409	14,948 (b)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.248%)	7.183%	5/1/36	28,022	28,935 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 0.845%)	5.845%	11/1/33	193	192 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 0.926%)	6.104%	9/1/33	394	392 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.169%)	6.080%	3/1/28	393	393 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.355%)	6.539%	5/1/32	707	704 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.370%)	6.962%	9/1/27	573	572 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.375%)	6.125%	11/1/33	35	35 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.412%)	6.707%	8/1/33	1,653	1,690 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.430%)	6.432%	2/1/36	73,170	73,455 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.475%)	7.079%	3/1/35	30,915	31,498 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.494%)	6.719%	4/1/36	1,356	1,370 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.496%)	7.002%	5/1/36	7,003	7,144 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.498%)	6.440%	11/1/35	2,080	2,096 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.510%)	6.766%	2/1/33	43,110	43,718 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.510%)	6.740%	1/1/35	1,256	1,275 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.518%)	6.643%	11/1/33	$511	$510 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.550%)	6.175%	5/1/33- 5/1/35	4,832	4,840 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.550%)	7.146%	3/1/34	2,189	2,233 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.550%)	7.107%	3/1/36	1,404	1,442 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.550%)	6.956%	4/1/36	3,240	3,271 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.565%)	6.653%	6/1/35	5,225	5,319 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.565%)	7.199%	7/1/35	3,315	3,353 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.570%)	6.695%	11/1/35	2,971	3,008 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.570%)	6.967%	11/1/35	194,028	198,318 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.600%)	6.435%	6/1/34	46,917	47,477 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.680%)	6.845%	4/1/36	1,559	1,593 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.745%)	7.063%	2/1/35	8,227	8,195 (b)
Federal National Mortgage Association (FNMA) (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.770%)	6.895%	11/1/34	11,472	11,483 (b)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.254%)	4.513%	10/1/27- 8/1/28	7,094	7,003 (b)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.695%)	4.908%	8/1/29	2,182	2,167 (b)
Total FNMA				30,028,019
GNMA — 8.5%
Government National Mortgage Association (GNMA) II	5.000%	11/20/54	6,988,636	6,785,186
Government National Mortgage Association (GNMA) II	6.000%	12/20/54	6,130,000	6,179,131
Government National Mortgage Association (GNMA) II	6.500%	12/20/54	6,100,000	6,219,088
Total GNMA				19,183,405

Total Mortgage-Backed Securities (Cost — $65,103,094)				64,469,634
Corporate Bonds & Notes — 0.3%
Energy — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
Petroleos Mexicanos, Senior Notes	2.378%	4/15/25	70,000	68,928
Reliance Industries Ltd., Senior Notes	2.060%	1/15/26	375,000	369,581
Reliance Industries Ltd., Senior Notes	2.512%	1/15/26	281,250	276,975

Total Energy				715,484
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financials — 0.0%††
Financial Services — 0.0%††
KE Export Leasing 2013-A LLC, Senior Notes (3 mo. Term SOFR + 0.492%)	5.006%	2/28/25	$44,993	$45,014 (b)

Total Corporate Bonds & Notes (Cost — $770,565)				760,498
Total Investments before Short-Term Investments (Cost — $213,147,113)				211,391,420
			Shares
Short-Term Investments — 6.5%
Institutional Fiduciary Trust, Money Market Portfolio (Cost — $14,729,046)	4.180%		14,729,046	14,729,046 (c)(d)
Total Investments — 100.2% (Cost — $227,876,159)				226,120,466
Liabilities in Excess of Other Assets — (0.2)%				(446,922)
Total Net Assets — 100.0%				$225,673,544

††	Represents less than 0.1%.
(a)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2024, the total market value of investments in Affiliated Companies was $14,729,046 and the cost was $14,729,046 (Note 2).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
IBOR	—	Interbank Offered Rate
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At December 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	215	3/25	$44,225,820	$44,206,016	$(19,804)
U.S. Treasury 5-Year Notes	6	3/25	643,306	637,828	(5,478)
					(25,282)
Contracts to Sell:
U.S. Treasury 10-Year Notes	75	3/25	8,279,190	8,156,250	122,940
U.S. Treasury Long-Term Bonds	36	3/25	4,229,384	4,098,375	131,009
U.S. Treasury Ultra 10-Year Notes	6	3/25	682,023	667,875	14,148
					268,097
Net unrealized appreciation on open futures contracts					$242,815
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Short Duration U.S. Government ETF (the “Fund”) is a separate diversified investment series of Franklin ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash.. Except when aggregated in Creation Units, shares of the Fund are not redeemable by the Fund. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$80,689,117	—	$80,689,117
Collateralized Mortgage Obligations	—	65,472,171	—	65,472,171
Mortgage-Backed Securities	—	64,469,634	—	64,469,634
Corporate Bonds & Notes	—	760,498	—	760,498
Total Long-Term Investments	—	211,391,420	—	211,391,420
Short-Term Investments†	$14,729,046	—	—	14,729,046
Total Investments	$14,729,046	$211,391,420	—	$226,120,466
Other Financial Instruments:
Futures Contracts††	$268,097	—	—	$268,097
Total	$14,997,143	$211,391,420	—	$226,388,563
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$25,282	—	—	$25,282

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

2. Transactions with affiliated company
As defined in the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the  period ended December 31, 2024. The following transactions were effected in such company for the period ended December 31, 2024.

	Affiliate Value at March 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Institutional Fiduciary Trust, Money Market Portfolio	$2,360,028	$84,054,249	84,054,249	$71,685,231	71,685,231

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Institutional Fiduciary Trust, Money Market Portfolio	—	$311,478	—	$14,729,046

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report